Note 12 - Capital - Stock Option Plan and Changes (Details)	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Statement Line Items [Line Items]
Balance, options	236,000	271,334
Balance, weighted average exercise price	$ 2.23	$ 2.85
Options forfeited, options	(236,000)	(35,334)
Options forfeited, weighted average exercise price	$ 2.23	$ 7.68
Balance, options		236,000
Balance, weighted average exercise price		$ 2.23